Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of provision for income taxes

(Dollar amounts in thousands)	2012	2011	2010

Current expense:
Federal	$3,578	$5,170	$3,951
State	48	31	(21)

	3,626	5,201	3,930

Deferred benefit:
Federal	(412)	(1,758)	(394)
State	22	(63)	17

	$3,236	$3,380	$3,553

Schedule of Income tax amounts recorded to stockholder's equity

(Dollar amounts in thousands)	2012	2011	2010

Net (gain) loss on securities available for sale	$(4,072)	$(4,350)	$2,497
Net loss on fair value adjustment on derivatives	74	965	1,043
Net unrecognized pension cost (benefit)	14	15	(63)
Compensation expense for tax purposes in excess of amounts recognized for financial statement purposes	48	55	74

	$(3,936)	$(3,315)	$3,551

Tax effects of assets and liabilities included in net deferred tax

(Dollar amounts in thousands)	2012	2011
Deferred tax assets:
Allowances for losses on loans and real estate owned	$2,369	$2,309
General business credit	-	217
Minimum tax credit carry forward	3,834	3,880
Writedown of debt	1,305	1,334
Real estate acquired through foreclosure, net	213	336
State net operating loss carryover	568	601
Defined benefit plans	325	311
Mortgage servicing rights	3	2
Investment in joint ventures	1,210	1,225
Interest rate swaps	3,733	1,936
Other	2,407	1,856

Total gross deferred tax assets	15,967	14,007
Less state valuation allowance	234	245

Deferred tax assets after valuation allowance	15,733	13,762

Deferred tax liabilities:
Investment in securities available for sale	17,588	13,516
Accretion of discounts	3	47
Core deposit intangible	101	189
Purchase price adjustments	63	105
Other	218	282

Gross deferred tax liabilities	17,973	14,139

Net deferred tax (liability)	$(2,240)	$(377)

Reconciliation of federal income tax rate

	2012	2011	2010

Tax at statutory rate	35.0%	35.0%	35.0%
(Decrease) increase resulting from:
Tax free income, net of interest disallowance	(14.2%)	(12.6%)	(11.6%)
State income taxes, net of Federal income tax benefit	0.2%	0.1%	(0.1%)
Earnings of BOLI	(1.2%)	(1.3%)	(1.4%)
Other, net	(1.9%)	(2.7%)	(2.0%)

Effective rate	17.8%	18.5%	19.9%